Unrecognized contractual commitments (excluding Orange Bank) - Asset and liability warranties in relation to disposals (Details) € in Billions, £ in Billions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2015	Dec. 31, 2020 EUR (€)
Warranty contingent liability, disposal of assets [member] | EE [member] | BT Group Plc [member]
Disclosure of unrecognized contractual commitments [line items]
Percentage of the given warranty for which the entity is responsible	50.00%
Warranty contingent liability, disposal of assets [member] | EE [member] | BT Group Plc [member] | Top of range [member]
Disclosure of unrecognized contractual commitments [line items]
Estimated warranty in effect	£ 5.1		€ 5.7
Warranty contingent liability, disposal of assets, standard [member] | Dailymotion [member]
Disclosure of unrecognized contractual commitments [line items]
Voting interests disposed of (as a percent)	10.00%	90.00%